Cover	3 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	VERSES AI INC.
Entity Central Index Key	0001879001
Entity Tax Identification Number	88-2921736
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2121 Avenue of the Stars
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	988-1944
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false